Financial instruments - Financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 1,230	$ 1,524
Financial assets, fair value	1,230	1,524
Financial liabilities	1,132	1,226
Financial liabilities, fair value	1,126	1,217
Payables and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	620	722
Financial liabilities, fair value	620	722
Long-Term Debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	500	500
Financial liabilities, fair value	494	491
Electricity Swaps
Disclosure of detailed information about financial instruments [line items]
Financial assets	22
Financial assets, fair value	22
Financial liabilities	12	4
Financial liabilities, fair value	12	4
Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	12	4
Financial liabilities at fair value through profit or loss, category | Payables and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities at fair value through profit or loss, category | Electricity Swaps
Disclosure of detailed information about financial instruments [line items]
Financial assets	22
Financial liabilities	12	4
Financial Liabilities, Other, Category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,120	1,222
Financial Liabilities, Other, Category | Payables and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	620	722
Financial Liabilities, Other, Category | Long-Term Debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	500	500
Cash And Short Term Investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	900	1,162
Financial assets, fair value	900	1,162
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	302	350
Financial assets, fair value	302	350
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Financial assets	6	12
Financial assets, fair value	6	12
Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,202	1,512
Financial liabilities	0	0
Financial assets at amortised cost, category | Cash And Short Term Investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	900	1,162
Financial assets at amortised cost, category | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	302	350
Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	28	12
Financial assets at fair value through profit or loss, category | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 6	$ 12